Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current	$ 146.2	$ 141.6
Unused tax credits for which no deferred tax asset recognised	4.2	$ 3.9
Current tax expense, related to Pillar Two income taxes	$ 2.5